Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 70% Portfolio
September 30, 2025
VF70-NPRT3-1125
1.837321.119
Bond Funds - 22.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,911,923	17,513,210
Fidelity High Income Fund (b)	5,426,904	44,229,266
Fidelity Inflation-Protected Bond Index Fund (b)	5,301,591	49,781,937
Fidelity Long-Term Treasury Bond Index Fund (b)	154,966	1,459,777
Fidelity New Markets Income Fund (b)	95,159	1,282,745
Fidelity Total Bond Fund (b)	24,601,870	238,392,119
VIP Investment Grade Bond II Portfolio - Investor Class (b)	24,363,644	238,276,439
TOTAL BOND FUNDS (Cost $579,492,963)		590,935,493

Domestic Equity Funds - 43.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	677,489	36,354,060
Fidelity Commodity Strategy Fund (b)	149,401	14,609,960
Fidelity Contrafund (b)	1,346,901	33,349,271
Fidelity Enhanced Large Cap Core ETF (b)	116,042	4,324,885
Fidelity Fundamental Small-Mid Cap ETF (b)	1,073,216	31,348,639
Fidelity Hedged Equity Fund (b)	1,764,790	26,189,480
Fidelity Real Estate Investment Portfolio (b)	134,223	5,181,002
Fidelity Stock Selector Small Cap Fund (b)	1,857,387	75,187,022
VIP Stock Selector Portfolio - Investor Class (b)	62,879,248	872,763,960
VIP Value Strategies Portfolio - Investor Class (b)	2,593,392	40,301,306
TOTAL DOMESTIC EQUITY FUNDS (Cost $859,225,127)		1,139,609,585

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Canada Fund (b)	461,624	36,426,720
Fidelity Emerging Markets Discovery Fund (b)	790,988	15,012,950
Fidelity Emerging Markets Fund (b)	3,703,223	177,569,556
Fidelity Enhanced International ETF (b)	1,609,305	56,776,280
Fidelity Global Commodity Stock Fund (b)	227,989	4,929,123
Fidelity Infrastructure Fund (b)	158,216	2,686,514
Fidelity International Capital Appreciation Fund (b)	1,915,400	72,766,037
Fidelity International Discovery Fund (b)	949,362	56,914,228
Fidelity International Small Cap Opportunities Fund (b)	1,176,980	28,376,997
Fidelity International Value Fund (b)	1,993,086	27,265,418
Fidelity Japan Smaller Companies Fund (b)	559,887	10,895,397
Fidelity Overseas Fund (b)	3,031,528	228,516,617
Fidelity Total International Equity Fund (b)	1,659,470	24,178,477
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $511,923,767)		742,314,314

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.27 to 4.28	140,000	139,763
US Treasury Bills 0% 10/2/2025	4.29	710,000	709,921
US Treasury Bills 0% 10/9/2025	4.30	1,150,000	1,148,962
US Treasury Bills 0% 11/6/2025 (d)	4.18	1,000,000	995,978
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,994,443)			2,994,624

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $100,736,320)	4.21	100,716,177	100,736,320

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,054,372,620)	2,576,590,336
NET OTHER ASSETS (LIABILITIES) - 0.9%	23,359,410
NET ASSETS - 100.0%	2,599,949,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	142	12/19/2025	19,775,630	3,356	3,356
ICE MSCI Emerging Markets Index Contracts (United States)	283	12/19/2025	19,239,755	60,159	60,159

TOTAL EQUITY CONTRACTS					63,515

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	210	12/19/2025	23,621,719	126,875	126,875

TOTAL FUTURES CONTRACTS					190,390
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $906,340.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,983,699	215,843,337	184,091,092	2,725,711	376	-	100,736,320	100,716,177	0.2%
Total	68,983,699	215,843,337	184,091,092	2,725,711	376	-	100,736,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	28,280,265	2,869,019	25,085	3,387	480	5,229,381	36,354,060	677,489
Fidelity Canada Fund	20,506,597	13,339,693	1,468,804	-	(32,265)	4,081,499	36,426,720	461,624
Fidelity Commodity Strategy Fund	7,449,729	9,555,716	2,857,588	267,549	(885,106)	1,347,209	14,609,960	149,401
Fidelity Contrafund	28,124,144	1,345,077	1,156,127	232,840	65,436	4,970,741	33,349,271	1,346,901
Fidelity Emerging Markets Discovery Fund	17,624,623	1,181,047	8,218,943	-	1,554,764	2,871,459	15,012,950	790,988
Fidelity Emerging Markets Fund	172,916,140	11,020,928	51,486,979	-	11,046,744	34,072,723	177,569,556	3,703,223
Fidelity Enhanced International ETF	47,969,015	-	4,530,133	1,259,389	783,916	12,553,482	56,776,280	1,609,305
Fidelity Enhanced Large Cap Core ETF	22,687,453	49,207,972	65,330,391	138,090	(1,915,390)	(324,759)	4,324,885	116,042
Fidelity Enhanced Mid Cap ETF	9,052,704	9,158,528	17,298,694	10,483	(206,661)	(705,877)	-	-
Fidelity Enhanced Small Cap ETF	13,102,915	8,437,111	19,811,798	-	(854,492)	(873,736)	-	-
Fidelity Floating Rate High Income Fund	16,899,666	1,414,459	562,910	929,446	(2,481)	(235,524)	17,513,210	1,911,923
Fidelity Fundamental Small-Mid Cap ETF	5,893,816	23,683,950	371,278	143,434	(26,953)	2,169,104	31,348,639	1,073,216
Fidelity Global Commodity Stock Fund	1,957,343	2,227,945	134,665	-	489	878,011	4,929,123	227,989
Fidelity Hedged Equity Fund	29,480,124	10,971,954	18,307,831	-	2,467,499	1,577,734	26,189,480	1,764,790
Fidelity High Income Fund	17,027,174	34,500,153	9,710,330	1,575,651	141,318	2,270,951	44,229,266	5,426,904
Fidelity Inflation-Protected Bond Index Fund	32,926,664	27,840,501	13,320,518	546,850	(477,522)	2,812,812	49,781,937	5,301,591
Fidelity Infrastructure Fund	2,156,818	15,578	-	15,578	-	514,118	2,686,514	158,216
Fidelity International Capital Appreciation Fund	-	26,976,972	500,186	7,267	(13,072)	12,666,804	72,766,037	1,915,400
Fidelity International Capital Appreciation Fund	39,824,759	5,569,606	1,979,294	4,487,669	(4,070)	(9,775,482)	-	-
Fidelity International Discovery Fund	47,732,397	1,804,554	4,395,000	-	335,315	11,436,962	56,914,228	949,362
Fidelity International Small Cap Fund	20,085,018	709,861	25,254,294	-	8,644,437	(4,185,022)	-	-
Fidelity International Small Cap Opportunities Fund	22,690,066	936,925	610,390	-	(98,917)	5,459,313	28,376,997	1,176,980
Fidelity International Value Fund	30,696,740	936,527	15,253,687	-	4,570,210	6,315,628	27,265,418	1,993,086
Fidelity Japan Smaller Companies Fund	17,105,676	-	9,877,527	-	1,884,456	1,782,792	10,895,397	559,887
Fidelity Long-Term Treasury Bond Index Fund	22,368,169	14,065,272	35,603,139	673,928	(1,982,692)	2,612,167	1,459,777	154,966
Fidelity New Markets Income Fund	1,158,535	46,435	-	47,443	-	77,775	1,282,745	95,159
Fidelity Overseas Fund	194,416,096	7,283,195	12,324,438	-	350,381	38,791,383	228,516,617	3,031,528
Fidelity Real Estate Investment Portfolio	10,867,633	433,771	6,248,543	170,190	(148,830)	276,971	5,181,002	134,223
Fidelity Stock Selector Small Cap Fund	42,528,499	29,607,016	2,651,646	-	(69,784)	5,772,937	75,187,022	1,857,387
Fidelity Total Bond Fund	226,778,243	47,925,350	43,160,393	7,007,474	(1,352,430)	8,201,349	238,392,119	24,601,870
Fidelity Total International Equity Fund	-	24,178,477	-	-	-	-	24,178,477	1,659,470
VIP Investment Grade Bond II Portfolio - Investor Class	225,803,503	41,884,013	42,663,983	45,409	(1,979,051)	15,231,957	238,276,439	24,363,644
VIP Stock Selector Portfolio - Investor Class	804,721,746	40,247,409	78,180,874	-	9,277,233	96,698,446	872,763,960	62,879,248
VIP Value Strategies Portfolio - Investor Class	38,114,591	3,441,971	1,798,993	726,033	(77,075)	620,812	40,301,306	2,593,392
	2,218,946,861	452,816,985	495,094,461	18,288,110	30,995,887	265,194,120	2,472,859,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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